GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

19.	GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the year ended December 31, 2024, the two months ended December 31, 2023, and the years ended October 31, 2023 and 2022, are as follows:

	December 31, 2024	December 31, 2023	October 31, 2023	October 31, 2022
	$	$	$	$
Office, banking, travel, and overheads	1,859,704	470,821	1,960,696	1,929,385
Professional services	1,544,701	59,701	585,342	456,532
Salaries and benefits	6,670,955	906,831	3,919,839	3,466,319
Total	10,075,360	1,437,353	6,465,877	5,852,236